Revolving term credit facilities	12 Months Ended
Dec. 31, 2018
Revolving term credit facilities
Revolving term credit facilities

Note 13 – Revolving term credit facilities

(a)Credit Facility - $1.0 billion

The Company has a five year $1.0 billion unsecured revolving term credit facility (the “Credit Facility”). On March 7, 2018, the Company amended its Credit Facility by extending the term from March 22, 2022 to March 22, 2023 and reducing the applicable margins and standby fee, depending on the Company’s leverage ratio.

Changes in obligations related to the Credit Facility during the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Balance, beginning of year	$—	$—
Drawdowns	210.0	—
Repayment	—	—
Other	$210.0	$—
Less: Debt issue costs	(2.4)	—
	$207.6	$—

Advances under the Credit Facility can be drawn as follows:

U.S. dollars

·Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.10% and 1.20% per annum depending upon the Company’s leverage ratio; or

·LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR, plus between 1.10% and 2.20% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.10% and 1.20% per annum, depending on the Company’s leverage ratio; or

·Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.10% and 2.20%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Credit Facility are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Credit Facility is subject to a standby fee of 0.22% to 0.44% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Credit Facility.

As at December 31,  2018, there was $210.0 million outstanding under the Credit Facility with an interest rate of LIBOR plus 1.10%  (2017 – nil). The balance is presented net of $2.4 million in unamortized capitalized debt issue costs on the statement of financial position as at December 31, 2018. (2017 - $2.5 million). For the year ended December 31,  2018, the Company recognized $1.5 million (2017 – nil) of interest expense, $2.2 million (2017 – $2.5 million) of standby and administrative fees, and debt issuance cost amortization expense of $0.8 million (2017 – $0.9 million) in the consolidated statement of income and comprehensive income.

(b)FNBC Credit Facility - $100.0 million

The Company’s subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), has an unsecured revolving term credit facility (the “FNBC Credit Facility”). The FNBC Credit Facility provides for the availability over a one-year period of up to $100.0 million in borrowings. Subsequent to year-end, the maturity date of the FNBC Credit Facility was extended by an additional year, to March 20, 2020.

Changes in obligations related to the FNBC Credit Facility during the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Balance, beginning of year	$—	$—
Drawdowns	27.0	—
Repayment	(27.0)	—
Other	$—	$—
Less: Debt issue costs	—	—
	$—	$—

Advances under the FNBC Credit Facility can be drawn as follows:

•	Base rate advances with interest payable monthly at the CIBC base rate, plus 0.35% per annum; or
•	LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR plus 1.35% per annum.

All loans are readily convertible into loans of other types on customary terms and upon provision of appropriate notice.

The FNBC Credit Facility is subject to a standby fee of 0.27% per annum, even if no amounts are outstanding.

During the year ended December 31, 2018, FNBC drew down and repaid $27.0 million on the FNBC Credit Facility.  As at December 31,  2018, there was no balance outstanding under the FNBC Credit Facility.

As at December 31, 2018,  $0.1 million related to debt issue costs were capitalized and will be amortised over the remaining term of the FNBC Credit Facility (2017 – $0.1 million) and is included in prepaid expenses and other current assets (Note 7 – Prepaid expenses and other).